Note 17 - Segmented Information - Segment Earnings (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Segmented assets	$ 2,396,035	$ 1,951,990
Segmented liabilities	529,006	1,185,714
Segmented revenue	2,102,054	1,956,222	$ 1,940,182
Segmented direct costs	329,409	212,307	271,020
Segmented selling, general & administrative expense	74,108	997,159	1,200,766
Segmented profit (loss)	1,110,379	162,566	(104,156)
Foreign exchange gain (loss)	(34,200)	(10,584)	38,351
Interest and other financial	(7,331)	(83,750)	(51,898)
Share-based payments	(23,144)	(93,865)	(162,489)
Other comprehensive income (loss)	(32,770)	(48,749)	32,202
Total Comprehensive Income (Loss)	1,077,609	113,817	(71,954)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	239,632	136,648	141,238
Segmented liabilities	281,740	286,109	348,214
Segmented direct costs	109,498	124,471	180,832
Segmented selling, general & administrative expense	(566,064)	224,320	348,436
Segmented other expense	300,784	116,212	10,918
Segmented profit (loss)	495,817	(182,985)	(475,131)
Segmented profit (loss)		(182,985)	(475,131)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	331,701	259,172	206,955
Online English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue			8,012
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	8,335	22,846	38,701
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	2,125,622	1,739,269	1,087,463
Segmented liabilities	159,718	675,856	160,750
Segmented direct costs	219,911	87,836	90,188
Segmented selling, general & administrative expense	71,477	247,673	64,580
Segmented other expense	222,118	279,056	196,079
Segmented profit (loss)	1,248,512	1,059,639	1,335,666
Segmented profit (loss)		1,059,639	1,335,666
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	1,762,018	1,674,204	1,686,514
Head office [member]
Statement Line Items [Line Items]
Segmented assets	30,781	75,973	73,303
Segmented liabilities	87,548	223,749	234,446
Segmented direct costs
Segmented selling, general & administrative expense	568,695	525,166	787,750
Segmented other expense	581	723	905
Segmented profit (loss)	(569,276)	(525,889)	(788,655)
Segmented profit (loss)		(525,889)	(788,655)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,396,035	1,951,990	1,302,004
Segmented liabilities	529,006	1,185,714	743,410
Segmented direct costs	329,409	212,307	271,020
Segmented selling, general & administrative expense	74,108	997,159	1,200,766
Segmented other expense	523,483	395,991	207,902
Segmented profit (loss)	1,175,053
Segmented profit (loss)		350,765	71,879
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	331,701	259,172	206,955
Total operating segments [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue			8,012
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	$ 1,770,353	$ 1,697,050	$ 1,725,215